Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 86,135	$ 81,012	$ 83,957
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	(502)	(424)	(12)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(109)	910	9,279
Other comprehensive income (loss), net of income tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	611	(486)	(9,267)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	0	0	753
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	(2,713)	(1,549)	30,325
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(2,713)	(1,549)	31,078
Other Comprehensive Income (Loss), Net of Tax	(2,102)	(2,035)	21,811
Comprehensive income	$ 84,033	$ 78,977	$ 105,768